Segemnt Information - Schedule of Resource Allocation the CODM Reviews Several Key Metrics (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Resource Allocation the CODM Reviews Several Key Metrics [Abstract]
Professional service fee in connection with the Business Combination	$ (343,250)	$ (15,000)
Other formation and operating costs	(627,967)	(702,167)
Franchise tax credit (expenses)	37,275	(129,953)
Income from business combination deposits forfeited by the former target company		125,000
Interest earned on investment held in Trust Account	1,330,551	2,934,879
Income taxes provision	(287,243)	(616,192)
Net income	$ 109,366	$ 1,596,567